REINSURANCE AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Reinsurance Disclosures [Abstract]
Schedule Of Effect Of Reinsurance
The following table summarizes the effect of reinsurance:

	2018		2017	2016
	(in millions)
Direct premiums	$719		$655	$601
Considerations for supplementary contracts	4		4	7
Reinsurance assumed	2		2	3
Reinsurance ceded to Protective	(76)		(92)	(103)
Reinsurance ceded - Other	(58)		(50)	(50)
Premiums and annuity considerations	$591		$519	$458

Reduction in insurance - Protective
Reserves, at December 31 (1)	$1,314	* $	$1,383	$1,389

Reduction in insurance - Other
Reserves, at December 31	$282		$289	$296

______________

(1)	At December 31, 2018 there was $1,023.6 million of assets held in trust at Northern Trust supporting this reinsurance credit.